Employee benefits - Plan assets and reimbursement rights (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	$ (77,010)
Interest income on plan assets	51	$ 1,005
Administration expenses paid from the plan	1,575	1,408
Defined benefit liability (asset), ending balance	(89,097)	(77,010)
Plan assets	616,553	1,036,294
Reimbursement rights	18,877	21,250
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	1,057,544	1,048,457
Interest income on plan assets	21,082	16,523
Employer contributions	9,412	15,243
Return on assets excluding interest income	(326,053)	34,479
Plan participant contributions	473	485
Benefits paid from the plan	(31,708)	(34,510)
Benefits paid directly by employer	(5,032)	(7,688)
Administration expenses paid from the plan	(1,575)	(1,408)
Foreign currency translation adjustment	(88,713)	(14,037)
Defined benefit liability (asset), ending balance	635,430	1,057,544
Plan assets	616,553	1,036,294
Reimbursement rights	18,877	21,250
U.K.
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	105,351
Defined benefit liability (asset), ending balance	46,647	105,351
Plan assets	571,909	986,359
Reimbursement rights	0	0
U.K. | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	986,359	977,137
Interest income on plan assets	18,901	14,795
Employer contributions	1,007	1,640
Return on assets excluding interest income	(324,003)	32,252
Plan participant contributions	80	92
Benefits paid from the plan	(24,018)	(29,936)
Benefits paid directly by employer	0	0
Administration expenses paid from the plan	(1,568)	(1,400)
Foreign currency translation adjustment	(84,849)	(8,221)
Defined benefit liability (asset), ending balance	571,909	986,359
Plan assets	571,909	986,359
Reimbursement rights	0	0
France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	(76,345)
Defined benefit liability (asset), ending balance	(77,477)	(76,345)
Plan assets	0	661
Reimbursement rights	0	0
France | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	661	692
Interest income on plan assets	0	5
Employer contributions	1,318	2,492
Return on assets excluding interest income	0	7
Plan participant contributions	0	0
Benefits paid from the plan	(622)	0
Benefits paid directly by employer	(1,318)	(2,492)
Administration expenses paid from the plan	0	0
Foreign currency translation adjustment	(39)	(43)
Defined benefit liability (asset), ending balance	0	661
Plan assets	0	661
Reimbursement rights	0	0
Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	(61,324)
Defined benefit liability (asset), ending balance	(31,897)	(61,324)
Plan assets	11,028	12,234
Reimbursement rights	18,495	20,823
Germany | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	33,057	35,271
Interest income on plan assets	274	216
Employer contributions	2,638	3,462
Return on assets excluding interest income	(214)	384
Plan participant contributions	0	0
Benefits paid from the plan	(647)	(1,053)
Benefits paid directly by employer	(2,848)	(2,954)
Administration expenses paid from the plan	0	0
Foreign currency translation adjustment	(2,737)	(2,269)
Defined benefit liability (asset), ending balance	29,523	33,057
Plan assets	11,028	12,234
Reimbursement rights	18,495	20,823
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	(44,692)
Defined benefit liability (asset), ending balance	(26,370)	(44,692)
Plan assets	33,616	37,040
Reimbursement rights	382	427
Other | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	37,467	35,357
Interest income on plan assets	1,907	1,507
Employer contributions	4,449	7,649
Return on assets excluding interest income	(1,836)	1,836
Plan participant contributions	393	393
Benefits paid from the plan	(6,421)	(3,521)
Benefits paid directly by employer	(866)	(2,242)
Administration expenses paid from the plan	(7)	(8)
Foreign currency translation adjustment	(1,088)	(3,504)
Defined benefit liability (asset), ending balance	33,998	37,467
Plan assets	33,616	37,040
Reimbursement rights	$ 382	$ 427